                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05273

                             Van Kampen Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN INCOME TRUST

PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)

  PAR
 AMOUNT
 (000)                        DESCRIPTION                          COUPON           MATURITY            VALUE
-------                       -----------                       -----------   --------------------   -----------
DOMESTIC CORPORATE BONDS 43.6%
          AEROSPACE & DEFENSE 0.4%
$   400   K & F Acquisition, Inc. ...........................         7.750%         11/15/14        $   427,000
                                                                                                     -----------
          AUTOMOTIVE 2.8%
    375   Arvin meritor, Inc. ...............................         8.750          03/01/12            389,062
    140   Asbury Automotive Group, Inc. (a) .................         7.625          03/15/17            141,050
    335   Ford Motor Credit Co. .............................         5.800          01/12/09            328,753
    355   Ford Motor Credit Co. .............................         7.250          10/25/11            345,354
    300   General Motors Acceptance Corp. ...................         4.375          12/10/07            296,266
    770   General Motors Acceptance Corp. ...................         6.875          09/15/11            771,475
    125   General Motors Corp. ..............................         7.125          07/15/13            117,187
    185   General Motors Corp. ..............................         8.375          07/15/33            166,962
    250   United Auto Group, Inc. (a) .......................         7.750          12/15/16            253,750
                                                                                                     -----------
                                                                                                       2,809,859
                                                                                                     -----------
          CHEMICALS 2.5%
    100   Equistar Chemicals LP .............................        10.625          05/01/11            106,000
    190   Innophos, Inc. ....................................         8.875          08/15/14            197,600
     95   Innophos Investments Holdings, Inc. (b) (d) .......        13.374          02/15/15             99,636
    230   JohnsonDiversey, Inc., Ser B ......................         9.625          05/15/12            241,500
    210   Koppers Holdings, Inc. (c) ........................   0.000/9.875          11/15/14            177,712
    150   Koppers, Inc. .....................................         9.875          10/15/13            163,500
    225   Lyondell Chemical Co. .............................        10.500          06/01/13            247,500
    210   Nalco Co. .........................................         7.750          11/15/11            216,300
    295   Nalco Co. .........................................         8.875          11/15/13            314,913
    204   Rockwood Specialties Group, Inc. ..................        10.625          05/15/11            216,240
    270   Terra Capital, Inc. (a) ...........................         7.000          02/01/17            270,000
    215   Westlake Chemical Corp. ...........................         6.625          01/15/16            210,700
                                                                                                     -----------
                                                                                                       2,461,601
                                                                                                     -----------

          CONSTRUCTION MACHINERY 0.2%
    214   Manitowoc Co., Inc. ...............................        10.500          08/01/12            228,713
                                                                                                     -----------
          CONSUMER PRODUCTS 2.8%
    425   Case New Holland, Inc. ............................         7.125          03/01/14            444,125
    370   Iron Mountain, Inc. ...............................         8.625          04/01/13            382,580
    330   Jarden Corp. ......................................         7.500          05/01/17            334,950
    545   Levi Strauss & Co. (d) ............................        10.110          04/01/12            555,900
    205   Oxford Industrials, Inc. ..........................         8.875          06/01/11            213,200
    515   Phillips-Van Heusen Corp. .........................         7.250          02/15/11            529,162
    260   Steinway Musical Instruments, Inc. (a) ............         7.000          03/01/14            257,400
                                                                                                     -----------
                                                                                                       2,717,317
                                                                                                     -----------
          DIVERSIFIED MANUFACTURING 1.2%
    140   Baldor Electric Co. ...............................         8.625          02/15/17            148,750
    365   Hexcel Corp. ......................................         6.750          02/01/15            362,384
    275   Propex Fabrics, Inc. ..............................        10.000          12/01/12            241,313
    410   RBS Global and Rexnord Corp. ......................         9.500          08/01/14            428,450
                                                                                                     -----------
                                                                                                       1,180,897
                                                                                                     -----------
          ELECTRIC 2.5%
    160   AES Corp. .........................................         7.750          03/01/14            168,800
     26   AES Corp. .........................................         8.875          02/15/11             28,080
    260   AES Corp. (a) .....................................         9.000          05/15/15            279,175
     41   AES Corp. .........................................         9.375          09/15/10             44,793
    100   CMS Energy Corp. ..................................         6.300          02/01/12            101,500
    535   CMS Energy Corp. ..................................         7.500          01/15/09            551,719
    240   IPALCO Enterprises, Inc. ..........................         8.375          11/14/08            249,000
     75   IPALCO Enterprises, Inc. ..........................         8.625          11/14/11             81,281
    140   Nevada Power Co. ..................................         9.000          08/15/13            151,748
    170   Nevada Power Co. Ser A ............................         8.250          06/01/11            187,786
    275   NRG Energy, Inc. ..................................         7.375          01/15/17            282,906
    255   PSEG Energy Holdings ..............................         8.625          02/15/08            261,056
     65   TXU Energy Co. ....................................         7.000          03/15/13             67,632
                                                                                                     -----------
                                                                                                       2,455,476
                                                                                                     -----------
          ENVIRONMENTAL & FACILITIES SERVICES 0.7%
    115   Allied Waste North America, Inc. ..................         5.750          02/15/11            112,700

    310   Allied Waste North America, Inc. ..................         6.375          04/15/11            310,775
    110   Allied Waste North America, Inc. ..................         6.500          11/15/10            110,825
    123   Allied Waste North America, Inc. Ser B ............         9.250          09/01/12            130,380
                                                                                                     -----------
                                                                                                         664,680
                                                                                                     -----------
          FINANCIAL 0.3%
    269   UCAR Finance, Inc. ................................        10.250          02/15/12            283,795
                                                                                                     -----------
          FOOD/BEVERAGE 1.9%
    195   Michael Foods, Inc. ...............................         8.000          11/15/13            198,900
    330   Pilgrim's Pride Corp. .............................         7.625          05/01/15            330,825
    795   Pilgrim's Pride Corp. .............................         9.625          09/15/11            830,775
     85   Smithfield Foods, Inc. ............................         7.000          08/01/11             86,594
    430   Smithfield Foods, Inc. Ser B ......................         8.000          10/15/09            450,425
                                                                                                     -----------
                                                                                                       1,897,519
                                                                                                     -----------
          FOREST PRODUCTS 0.2%
    180   Crown Americas LLC ................................         7.625          11/15/13            186,075
                                                                                                     -----------
          GAMING 2.8%
    250   Caesars Entertainment, Inc. .......................         8.875          09/15/08            261,250
    520   Isle of Capri Casinos, Inc. .......................         7.000          03/01/14            512,200
    405   Las Vegas Sands Corp. .............................         6.375          02/15/15            388,800
     60   MGM Mirage, Inc. ..................................         5.875          02/27/14             56,100
    875   MGM Mirage, Inc. ..................................         6.000          10/01/09            880,469
    465   Station Casinos, Inc. .............................         6.000          04/01/12            452,794
    190   Station Casinos, Inc. .............................         7.750          08/15/16            195,937
                                                                                                     -----------
                                                                                                       2,747,550
                                                                                                     -----------
          HEALTH CARE 5.8%
    540   Community Health Systems, Inc. ....................         6.500          12/15/12            558,900
    670   DaVita, Inc. ......................................         6.625          03/15/13            673,350
    665   Fisher Scientific International, Inc. .............         6.125          07/01/15            667,469
     38   Fresenius Medical Care Capital Trust II ...........         7.875          02/01/08            380,625
    315   Fresenius Medical Care Capital Trust IV ...........         7.875          06/15/11            332,325
    105   HCA, Inc. .........................................         5.750          03/15/14             89,906

    160   HCA, Inc. .........................................         6.250          02/15/13            145,800
     40   HCA, Inc. .........................................         6.300          10/01/12             37,500
    140   HCA, Inc. .........................................         6.500          02/15/16            119,875
    140   HCA, Inc. .........................................         8.700          02/10/10            147,157
    355   HCA, Inc. .........................................         8.750          09/01/10            373,194
     60   Invacare Corp. (a) ................................         9.750          02/15/15             60,600
    220   National Mentor Holdings, Inc. ....................        11.250          07/01/14            241,450
    260   Omnicare, Inc. ....................................         6.750          12/15/13            262,275
    250   Res-Care, Inc. ....................................         7.750          10/15/13            256,250
    200   Sun Healthcare Group, Inc. (a)(e) .................         9.125          04/15/15            206,000
    120   Tenet Healthcare Corp. ............................         7.375          02/01/13            112,050
    150   Tenet Healthcare Corp. ............................         9.875          07/01/14            152,250
    480   Ventas Realty LP (REIT) ...........................         6.750          06/01/10            495,600
    335   VWR International, Inc. ...........................         6.875          04/15/12            340,025
                                                                                                     -----------
                                                                                                       5,652,601
                                                                                                     -----------
          HOME CONSTRUCTION 0.8%
     61   Goodman Global Holdings, Inc. Ser B (d) ...........         8.360          06/15/12             61,610
     65   Interface, Inc. ...................................         7.300          04/01/08             66,462
     75   Interface, Inc. ...................................        10.375          02/01/10             83,063
    255   Interface, Inc. Ser B .............................         9.500          02/01/14            278,588
    360   Nortek, Inc. ......................................         8.500          09/01/14            351,900
                                                                                                     -----------
                                                                                                         841,623
                                                                                                     -----------
          INDEPENDENT ENERGY 0.7%
    240   Equistar Chemicals LP .............................        10.125          09/01/08            253,800
    465   Massey Energy Co. .................................         6.875          12/15/13            443,494
                                                                                                     -----------
                                                                                                         697,294
                                                                                                     -----------
          INTEGRATED ENERGY 2.5%
    100   Chesapeake Energy Corp. ...........................         6.375          06/15/15            100,000
     65   Chesapeake Energy Corp. ...........................         6.625          01/15/16             65,813
    305   Chesapeake Energy Corp. ...........................         7.500          09/15/13            320,250
     80   Chesapeake Energy Corp. ...........................         7.625          07/15/13             85,400
    350   El Paso Production Holding Co. ....................         7.750          06/01/13            367,500
     60   Hanover Compressor Co. ............................         8.625          12/15/10             63,300
     91   Hanover Equipment Trust, Ser A ....................         8.500          09/01/08             91,910
     95   Hanover Equipment Trust, Ser B ....................         8.750          09/01/11             99,275

    570   Hilcorp Energy Finance Corp. (a) ..................         7.750          11/01/15            562,875
    400   Kinder Morgan, Inc. ...............................         6.500          09/01/12            408,446
    250   Pacific Energy Partners ...........................         7.125          06/15/14            261,362
                                                                                                     -----------
                                                                                                       2,426,131
                                                                                                     -----------
          LODGING 0.8%
    500   Host Marriott LP ..................................         6.375          03/15/15            498,750
    240   Host Marriott LP ..................................         7.125          11/01/13            246,600
                                                                                                     -----------
                                                                                                         745,350
                                                                                                     -----------
          MEDIA-CABLE 1.9%
    400   Cablevision Systems Corp. (d) .....................         9.870          04/01/09            426,000
    148   CCH I LLC .........................................        11.000          10/01/15            154,290
    135   Echostar DBS Corp. ................................         5.750          10/01/08            135,506
    470   Echostar DBS Corp. ................................         6.375          10/01/11            474,112
    200   Echostar DBS Corp. ................................         6.625          10/01/14            201,750
    295   LIN Television Corp. ..............................         6.500          05/15/13            290,206
    120   LIN Television Corp., Ser B .......................         6.500          05/15/13            118,050
     45   PanAmSat Corp. ....................................         9.000          08/15/14             48,938
  1,000   Park N View, Inc. Ser B (f)(g)(h) .................        13.000          05/15/08                  0
                                                                                                     -----------
                                                                                                       1,848,852
                                                                                                     -----------
          MEDIA-NONCABLE 1.6%
     45   Advanstar Communications, Inc. ....................        10.750          08/15/10             48,937
    127   Dex Media East LLC ................................        12.125          11/15/12            139,224
    171   Dex Media West LLC, Ser B .........................         9.875          08/15/13            187,459
    395   Idearc, Inc. (a) ..................................         8.000          11/15/16            408,331
    185   Interpublic Group of Cos., Inc. ...................         6.250          11/15/14            174,825
    240   Umbrella Acquisition, Inc. (a)(b) .................         9.750          03/15/15            240,300
    355   Valassis Communications, Inc. (a) .................         8.250          03/01/15            350,563
                                                                                                     -----------
                                                                                                       1,549,639
                                                                                                     -----------
          METALS 0.3%
     85   Foundation, PA Coal Co. ...........................         7.250          08/01/14             86,487
    189   United States Steel Corp. .........................         9.750          05/15/10            199,395
                                                                                                     -----------
                                                                                                         285,882
                                                                                                     -----------
          NONCAPTIVE-CONSUMER FINANCE 0.5%
    255   Residential Capital Corp. .........................         6.375          06/30/10            255,116

    275   Residential Capital LLC ...........................         6.500          04/17/13            272,724
                                                                                                     -----------
                                                                                                         527,840
                                                                                                     -----------
          OIL FIELD SERVICES 1.3%
    370   Chaparral Energy, Inc. ............................         8.500          12/01/15            367,225
     60   Chaparral Energy, Inc. (a) ........................         8.875          02/01/17             60,600
    225   Hanover Compressor Co. ............................         9.000          06/01/14            244,687
    104   Magnum Hunter Resources, Inc. .....................         9.600          03/15/12            109,200
    300   Pogo Producing Co. ................................         6.875          10/01/17            294,000
    245   Sandridge Energy (a) ..............................         8.625          04/01/15            249,288
                                                                                                     -----------
                                                                                                       1,325,000
                                                                                                     -----------
          PACKAGING 1.0%
     65   Owens-Illinois, Inc. ..............................         7.350          05/15/08             65,650
    855   Owens-Illinois, Inc. ..............................         7.500          05/15/10            872,100
                                                                                                     -----------
                                                                                                         937,750
                                                                                                     -----------
          PAPER 1.9%
    510   Berry Plastics Holding Corp. ......................         8.875          09/15/14            524,025
    235   Covalence Specialty Materials Corp. (a) ...........        10.250          03/01/16            236,175
    310   Georgia-Pacific Corp. (a) .........................         7.125          01/15/17            312,325
    285   Graham Packaging Co., Inc. ........................         9.875          10/15/14            292,125
    350   Graphic Packaging International, Inc. .............         9.500          08/15/13            374,062
    115   P.H. Glatfelter Co. ...............................         7.125          05/01/16            117,300
                                                                                                     -----------
                                                                                                       1,856,012
                                                                                                     -----------
          PHARMACEUTICALS 0.2%
    159   Warner Chilcott Corp. .............................         8.750          02/01/15            166,553
                                                                                                     -----------
          RETAILERS 0.8%
    210   Brown Shoe Co., Inc. ..............................         8.750          05/01/12            223,650
    480   JC Penney Corp., Inc. .............................         8.000          03/01/10            514,434
                                                                                                     -----------
                                                                                                         738,084
                                                                                                     -----------
          SERVICES 0.2%
    150   Aramark Services Inc. .............................         5.000          06/01/12            135,375
     45   Aramark Corp. (a) .................................         8.500          02/01/15             47,025
     20   Aramark Corp. (a)(d) ..............................         8.860          02/01/15             20,650

                                                                                                     -----------
                                                                                                         203,050
                                                                                                     -----------
          SUPERMARKETS 0.5%
    225   Delhaize America, Inc. ............................         8.125          04/15/11            247,237
    193   Kroger Co. (a) ....................................         8.500          07/15/17            208,418
                                                                                                     -----------
                                                                                                         455,655
                                                                                                     -----------
          TECHNOLOGY 1.0%
    395   Freescale Semiconductor, Inc. (a) .................         8.875          12/15/14            397,469
    170   Iron Mountain, Inc. ...............................         7.750          01/15/15            174,250
    195   PGS Solutions, Inc. (a) ...........................         9.625          02/15/15            197,561
    235   Sungard Data Systems, Inc. ........................         9.125          08/15/13            253,212
                                                                                                     -----------
                                                                                                       1,022,492
                                                                                                     -----------
          TOBACCO 0.3%
    260   Reynolds American, Inc. ...........................         6.500          07/15/10            267,930
                                                                                                     -----------
          TRANSPORTATION 1.0%
    350   Petro Stopping Center Financial ...................         9.000          02/15/12            362,250
    640   Sonic Automotive, Inc. Ser B ......................         8.625          08/15/13            668,800
                                                                                                     -----------
                                                                                                       1,031,050
                                                                                                     -----------
          UTILITY 1.2%
    525   Colorado Interstate Gas Co. .......................         6.800          11/15/15            560,953
     55   Northwest Pipeline Corp. ..........................         8.125          03/01/10             57,510
    470   Williams Cos., Inc. ...............................         7.875          09/01/21            519,350
                                                                                                     -----------
                                                                                                       1,137,813
                                                                                                     -----------
          WIRELESS COMMUNICATIONS 0.7%
    190   American Tower Corp. ..............................         7.125          10/15/12            196,650
    185   American Tower Corp. ..............................         7.500          05/01/12            192,863
    250   Nextel Communications, Inc., Ser E ................         6.875          10/31/13            256,364
                                                                                                     -----------
                                                                                                         645,877
                                                                                                     -----------
          WIRELINE 0.3%
    250   Exodus Communications, Inc. (f)(g)(h) .............        11.250          07/01/08                  0
    400   Exodus Communications, Inc. (f)(g)(h) .............        11.625          07/15/10                  0

    300   Qwest Communications International, Inc. (d) ......         8.860         02/15/09             304,500
                                                                                                     -----------
TOTAL DOMESTIC CORPORATE BONDS 43.6% ........................                                         42,727,460
                                                                                                     -----------
COLLATERALIZED MORTGAGE OBLIGATIONS 17.6%
    333   American Home Mortgage Assets (d) .................         5.580         08/30/36             334,184
    270   Bear Stearns Mortgage Funding Trust (d) ...........         5.500         03/25/36             268,241
    318   Bear Stearns Mortgage Funding Trust (d) ...........         5.520         02/25/36             317,399
    296   Bear Stearns Mortgage Funding Trust (d) ...........         5.530         04/25/36             296,740
    242   Bear Stearns Mortgage Funding Trust (d) ...........         5.570         07/25/36             241,652
 33,696   Countrywide Alternative Loan Trust (i) ............             *   09/25/35 to 03/20/47     1,418,124
    213   Countrywide Alternative Loan Trust (d) ............         5.480         09/25/35             213,027
    455   Countrywide Alternative Loan Trust (d) ............         5.510         11/25/46             455,915
    678   Countrywide Alternative Loan Trust (d) ............         5.590         05/20/46             681,419
    277   Countrywide Alternative Loan Trust (d) ............         5.710         12/20/35             277,672
    295   Downey Savings & Loan Association
             Mortgage Loan Trust (d) ........................         5.520         09/19/36             295,594
    214   Federal Home Loan Mortgage Corp. (d) ..............         5.470         09/25/45             214,347
    195   Federal Home Loan Mortgage Corp. (REMIC) (d)(i) ...         1.625         06/17/27              10,147
     67   Federal Home Loan Mortgage Corp. (REMIC) (d)(i) ...         2.680         03/15/32               5,603
    358   Federal Home Loan Mortgage Corp. (REMIC) (i) ......         5.000   09/15/14 to 12/15/16        21,362
    203   Federal Home Loan Mortgage Corp. (REMIC) (d) ......         5.920         03/15/34             205,707
     37   Federal Home Loan Mortgage Corp. (REMIC) (i) ......         6.000         05/15/30                 584
    359   Federal National Mortgage Association .............         5.500         11/25/43             357,372

    242   Federal National Mortgage Association (d) .........         5.520          05/25/35            242,455
  4,025   Federal National Mortgage
             Association (REMIC) (i) ........................             *          03/25/36             85,541
    410   Federal National Mortgage
             Association (REMIC) (d) ........................         5.028          11/25/28            411,103
  1,360   Federal National Mortgage
             Association (REMIC) (d) ........................         5.380          12/25/36          1,359,339
    341   Federal National Mortgage
             Association (REMIC) (d) ........................         5.430          03/25/36            341,342
     34   Federal National Mortgage
             Association (REMIC) (i) ........................         5.500          06/25/26                191
    241   Federal National Mortgage
             Association (REMIC) (d) ........................         5.720          12/18/32            243,051
    230   Federal National Mortgage
             Association (REMIC) (i) ........................         6.000   08/25/32 to 07/25/33        35,933
    459   Federal National Mortgage
             Association (REMIC) (i) ........................         6.500          05/25/33             99,710
     85   Federal National Mortgage
             Association (REMIC) (i) ........................         7.000          04/25/33             19,957
     67   Federal National Mortgage
             Association (STRIPS) (i) .......................         6.500          06/01/31             14,663
     34   Federal National Mortgage
             Association (STRIPS) (i) .......................         7.000          03/01/32              8,332
     28   Federal National Mortgage
             Association (STRIPS) (i) .......................         8.000          05/01/30              6,551
     76   Government National Mortgage Association (d)(i) ...         2.080          05/16/32              3,931
     80   Government National Mortgage Association (d)(i) ...         2.680          05/16/32              4,008
    147   Government National Mortgage Association (d)(i) ...         3.080          06/16/27              3,284
    269   GSR Mortgage Loan Trust (d) .......................         5.580          08/25/46            269,287
  1,315   Harborview Mortgage Loan Trust (d) ................         5.500   11/19/36 to 04/19/38     1,312,828
    516   Harborview Mortgage Loan Trust (d) ................         5.570   08/19/46 to 08/21/46       516,217
    289   Harborview Mortgage Loan Trust (d) ................         5.600          10/19/46            290,375
    365   Indymac Index Mortgage Loan Trust (d) .............         5.400          04/25/46            365,687
    622   Luminent Mortgage Trust (d) .......................         5.550          05/25/46            624,471
    328   Luminent Mortgage Trust (d) .......................         5.560          10/25/46            329,319
    794   Residential Accredit Loans, Inc. (d) ..............         5.510          02/25/37            793,694

    167   Residential Accredit Loans, Inc. (d) ..............         5.650          02/25/46            167,907
    227   Residential Accredit Loans, Inc. (d) ..............         5.720          10/25/45            228,172
    700   Structured Asset Mortgage Investments, Inc. (d) ...         5.510          07/25/36            699,056
    286   Structured Asset Mortgage Investments, Inc. (d) ...         5.520          10/25/36            286,904
    770   Structured Asset Mortgage Investments, Inc. (d) ...         5.530          01/25/37            770,771
    418   Structured Asset Mortgage Investments, Inc. (d) ...         5.550          08/25/36            419,822
    145   Washington Mutual Alternative Mortgage
             Pass-Through Certificates (d) ..................         5.510          08/25/46            145,525
    716   Washington Mutual Alternative Mortgage
             Pass-Through Certificates (d) ..................         5.520          12/25/46            715,377
 12,843   Washington Mutual, Inc. (i) .......................             *   09/25/10 to 01/25/45       150,830
    658   Washington Mutual, Inc. (d) .......................         5.520          02/25/47            659,717
                                                                                                     -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS 17.6% .............                                         17,240,439
                                                                                                     -----------
UNITED STATES TREASURY OBLIGATIONS 9.6%
  1,600   United States Treasury Bonds ......................         5.250          02/15/29          1,670,875
    840   United States Treasury Bonds ......................         6.125          08/15/29            977,222
  1,230   United States Treasury Bonds ......................         6.375          08/15/27          1,457,166
  1,410   United States Treasury Bonds ......................         7.625          02/15/25          1,858,778
  2,300   United States Treasury Notes ......................         3.125          05/15/07          2,295,329
    180   United States Treasury Notes ......................         3.875          02/15/13            173,918
  1,000   United States Treasury Notes ......................         4.250          11/15/13            981,524
                                                                                                     -----------
TOTAL UNITED STATES TREASURY OBLIGATIONS 9.6% ...............                                          9,414,812
                                                                                                     -----------
ADJUSTABLE RATE MORTGAGE BACKED SECURITIES 8.0%
     67   Federal Home Loan Mortgage Corp. ..................         3.543          07/01/34             66,097
    165   Federal Home Loan Mortgage Corp. ..................         4.153          08/01/34            165,811
     82   Federal National Mortgage Association .............         3.625          07/01/34             82,579
    151   Federal National Mortgage Association .............         4.176   09/01/34 to 10/01/34       152,037
    305   Federal National Mortgage Association .............         4.347          02/01/34            308,053

     91   Federal National Mortgage Association .............         4.412          10/01/34             91,570
  1,055   Federal National Mortgage Association .............         4.750          01/01/35          1,062,455
     93   Federal National Mortgage Association .............         6.203          07/01/33             94,904
    746   Federal National Mortgage Association .............         6.904          01/01/36            767,703
    733   Federal National Mortgage Association .............         6.905          01/01/36            755,130
    359   Federal National Mortgage Association .............         6.918          03/01/36            370,207
    388   Federal National Mortgage Association .............         6.982          03/01/36            400,081
    253   Federal National Mortgage Association .............         7.350          03/01/36            260,473
    320   Federal National Mortgage Association .............         7.352          05/01/36            330,272
    299   Federal National Mortgage Association .............         7.387          07/01/36            307,927
    446   Federal National Mortgage Association .............         7.400          05/01/36            460,440
    747   Federal National Mortgage Association .............         7.403          04/01/36            779,408
    193   Federal National Mortgage Association .............         7.427          08/01/36            199,399
    420   Federal National Mortgage Association .............         7.431          07/01/36            431,769
    574   Federal National Mortgage Association .............         7.439          04/01/36            571,036
    196   Federal National Mortgage Association .............         7.741          03/01/36            201,715
                                                                                                     -----------
TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES 8.0% .......                                          7,859,066
                                                                                                     -----------
FOREIGN BOND AND DEBT SECURITIES (US$) 6.0%
          BERMUDA 0.6%
    280   Intelsat Bermuda Ltd. (a)(d) ......................         8.872          01/15/15            287,000
     25   Intelsat Subsidiary Holding Co. Ltd. ..............         8.250          01/15/13             26,187
    270   Intelsat Subsidiary Holding Co. Ltd. ..............         8.625          01/15/15            290,250
                                                                                                     -----------
                                                                                                         603,437
                                                                                                     -----------
          CANADA 2.5%
    398   CanWest Media, Inc. ...............................         8.000          09/15/12            414,007

    500   CHC Helicopter Corp. ..............................         7.375          05/01/14            488,750
    285   Husky Oil Ltd. ....................................         8.900          08/15/28            297,942
    260   Nortel Networks Corp. .............................         4.250          09/01/08            258,050
    685   Novelis, Inc. .....................................         7.250          02/15/15            727,812
    225   OPTI Canada, Inc. (a) .............................         8.250          12/15/14            235,125
                                                                                                     -----------
                                                                                                       2,421,686
                                                                                                     -----------
          DENMARK 0.2%
    105   Nordic Telephone Co. Holdings (a) .................         8.875          05/01/16            112,875
     85   TDC AS (EUR) ......................................         6.500          04/19/12            118,714
                                                                                                     -----------
                                                                                                         231,589
                                                                                                     -----------
          FRANCE 0.4%
    190   Compagnie Generale de Geophysique SA ..............         7.500          05/15/15            196,650
    125   Crown European Holdings SA (EUR) ..................         6.250          09/01/11            172,826
                                                                                                     -----------
                                                                                                         369,476
                                                                                                     -----------
          GERMANY 0.3%
    260   Cognis Deutschland (EUR) (a)(d) ...................         8.477          11/15/13            352,531
                                                                                                     -----------
          IRELAND 0.1%
    100   JSG Funding PLC (EUR) .............................        10.125          10/01/12            144,773
                                                                                                     -----------
          LUXEMBOURG 1.3%
    345   Cablecom Luxembourg SCA, (EUR) (a) ................         9.375          04/15/14            505,803
    110   JohnsonDiversey, Inc. (EUR) .......................         9.625          05/15/12            155,393
    140   SGL Carbon Luxembourg SA (EUR) (a) ................         8.500          02/01/12            200,671
    355   Wind Acquisition Finance SA (a) ...................        10.750          12/01/15            408,250
                                                                                                     -----------
                                                                                                       1,270,117
                                                                                                     -----------
          MEXICO 0.3%
    228   Axtel SA ..........................................        11.000          12/15/13            254,790
                                                                                                     -----------
          UNITED KINGDOM 0.3%
     55   NTL Cable PLC .....................................         8.750          04/15/14             57,475
    100   NTL Cable PLC .....................................         9.125          08/15/16            106,000
     75   Rockwood Specialties Group, Inc. (EUR) ............         7.625          11/15/14            104,697
                                                                                                     -----------
                                                                                                         268,172
                                                                                                     -----------
TOTAL FOREIGN BOND AND DEBT SECURITIES (US$) 6.0% ...........                                          5,916,571
                                                                                                     -----------
MORTGAGE BACKED SECURITIES 5.4%
    226   Federal Home Loan Mortgage Corp. ..................         7.500   11/01/29 to 06/01/32       237,296

    275   Federal National Mortgage Association .............         3.920         01/01/08             272,796
    560   Federal National Mortgage Association .............         6.500   06/01/15 to 11/01/33       576,000
  2,313   Federal National Mortgage Association .............         7.000   03/01/15 to 02/01/36     2,402,190
    263   Federal National Mortgage  Association ............         7.500   03/01/15 to 12/01/33       274,540
    150   Federal National Mortgage Association, April (e) ..         7.000            TBA               154,734
    450   Federal National Mortgage Association, May (e) ....         7.000            TBA               463,781
    108   Government National Mortgage Association ..........         7.000   07/15/29 to 01/15/30       113,416
    237   Government National Mortgage Association ..........         7.500   07/15/23 to 09/15/29       247,868
    154   Government National Mortgage Association ..........         8.000   03/15/17 to 10/15/22       162,868
     95   Government National Mortgage Association ..........         8.500   07/15/24 to 12/15/24       102,746
    175   Government National Mortgage Association ..........         9.000   08/15/16 to 12/15/24       188,204
     50   Government National Mortgage Association ..........         9.500   11/15/09 to 01/15/17        53,640
                                                                                                     -----------
TOTAL MORTGAGE BACKED SECURITIES 5.4% .......................                                          5,250,079
                                                                                                     -----------
UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY
   OBLIGATIONS 3.6%
  1,100   Federal Home Loan Mortgage Corp. ..................         7.000          03/15/10          1,166,504
    785   Federal National Mortgage Association .............         6.625          11/15/30            928,292
  1,250   Federal National Mortgage Association .............         7.125          06/15/10          1,336,224
    100   Federal National Mortgage Association .............         7.250          01/15/10            106,337
                                                                                                     -----------
TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY
   OBLIGATIONS 3.6% .........................................                                          3,537,357
                                                                                                     -----------
ASSET BACKED SECURITIES 0.6%
    126   Federal National Mortgage
             Association (REMIC) (d) ........................         5.208          05/28/35            126,572
     12   Federal National Mortgage
             Association (REMIC) (d) ........................         5.217          05/28/35             11,691

    437   Lehman XS Trust (d) ...............................         5.590          12/25/35            439,148
                                                                                                     -----------
TOTAL ASSET BACKED SECURITIES 0.6% ..........................                                            577,411
                                                                                                     -----------
FOREIGN GOVERNMENT OBLIGATIONS 0.2%
  2,075   Mexico (United Mexican States) (MXN) ..............         9.500          12/18/14            209,375
                                                                                                     -----------

EQUITIES 0.0%
HF Holdings, Inc. (5,260 Common Stock Warrants, expiring 09/27/09) (h)(j) ........................             0
OpTel, Inc. (500 Common Shares) (a)(h)(j) ........................................................             0
Park N View, Inc. (1,000 Common Stock Warrants, expiring 5/15/08) (a)(g)(h)(j) ...................             0
XO Holdings, Inc. (164 Common Shares) (j) ........................................................           841
XO Holdings, Inc., Ser A (330 Common Stock Warrants, expiring 01/16/10) (j) ......................           297
XO Holdings, Inc., Ser B (248 Common Stock Warrants, expiring 01/16/10) (j) ......................           129
XO Holdings, Inc., Ser C (248 Common Stock Warrants, expiring 01/16/10) (j) ......................            62
                                                                                                     -----------
TOTAL EQUITIES 0.0% ..............................................................................         1,329
                                                                                                     -----------
TOTAL LONG-TERM INVESTMENTS 94.6%
   (Cost $93,329,595) ............................................................................    92,733,899
                                                                                                     -----------

PURCHASED OPTIONS 0.0%

                                                                EXPIRATION   EXERCISE   MARKET
DESCRIPTION                                         CONTRACTS      DATE        PRICE     VALUE
-----------                                         ---------   ----------   --------   ------
90-day EuroDollar Futures Put, September, 2007 ..      101       09/21/07     94.750    15,781
90-day EuroDollar Futures Put, December, 2007 ...      222       12/21/07     94.750    36,075
90-day EuroDollar Futures Put, December, 2007 ...       13       12/21/07     94.500       569
EuroDollar Futures Put, June, 2007 ..............       27       06/15/07     94.250       169
EuroDollar Futures Put, June, 2007 ..............       79       06/15/07     94.500       494
EuroDollar Futures Put, June, 2007 ..............       42       06/15/07     94.750     7,875
                                                                                        ------
TOTAL PURCHASED OPTIONS 0.0%
   (Cost $111,375) ..............................                                       60,963
                                                                                        ------

SHORT-TERM INVESTMENTS 5.7%
REPURCHASE AGREEMENTS 5.6%
Citigroup Global Markets, Inc. ($1,437,752 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   5.30%, dated 03/30/07, to be sold on 04/02/07 at $1,438,387) .......................   $ 1,437,752
State Street Bank & Trust Co. ($4,022,248 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   5.13%, dated 03/30/07, to be sold on 04/02/07 at $4,023,967) .......................   $ 4,022,248
                                                                                          -----------
TOTAL REPURCHASE AGREEMENTS 5.6% ......................................................     5,460,000
                                                                                          -----------
GOVERNMENT OBLIGATIONS 0.1%
United States Treasury Bill ($100,000.00 par, yielding 5.11%, 07/12/07 maturity) (k) ..        98,607
                                                                                          -----------
TOTAL SHORT-TERM INVESTMENTS 5.7%
   (Cost $5,558,607) ..................................................................     5,558,607
                                                                                          -----------
TOTAL INVESTMENTS 100.3%
   (Cost $98,999,577) .................................................................    98,353,469
LIABILITIES IN EXCESS OF OTHER ASSETS (0.3%) ..........................................      (338,634)
                                                                                          -----------
NET ASSETS 100.0% .....................................................................   $98,014,835
                                                                                          ===========

Percentages are calculated as a percentage of net assets.

*    Zero coupon bond

(a) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)  Payment-in-kind security.

(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(d)  Floating Rate Coupon

(e)  Security purchased on a when-issued or delayed delivery basis.

(f)  Non-income producing as security is in default.

(g)  This borrower has filed for protection in federal bankruptcy court.

(h) Market value is determined in accordance with procedures established in good faith by the Board of Directors.

(i)  IO - Interest Only

(j)  Non-income producing security.

(k) All or a portion of this security has been physically segregated in connection with open futures contracts.

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduits

STRIPS - Separate Trading of Registered Interest and Principal of Securities

TBA - To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

Currency Abbreviations:

MXN - Mexican peso

EUR - Euro

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2007:

                                                                        UNREALIZED
                                                                      APPRECIATION/
                                                          CONTRACTS    DEPRECIATION
                                                          ---------   -------------
LONG CONTRACTS:
U.S. Treasury Notes 10-Year Futures, June 2007
   (Current Notional Value of $108,125 per contract) ..      107        $ 75,306
U.S. Treasury Notes 10-Year Futures, June 2007
   (Current Notional Value of $108,125 per contract) ..       97         (17,301)
U.S. Treasury Notes 2-Year Futures, June 2007
   (Current Notional Value of $204,891 per contract) ..       28          (8,499)

SHORT CONTRACTS:
U.S. Treasury Bonds Futures, June 2007 (Current
   Notional Value of $111,250 per contract) ...........       77          24,119
U.S. Treasury Notes 5-Year Futures, June 2007
   (Current Notional Value of $105,797 per contract) ..       12           5,358
                                                             ---        --------
                                                             321        $ 78,983
                                                             ===        ========

FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF MARCH 31, 2007:

                                                                     UNREALIZED
                                                                   APPRECIATION/
                                  IN EXCHANGE FOR  CURRENT VALUE    DEPRECIATION
                                  ---------------  -------------   -------------
        SHORT CONTRACTS:
Euro Currency
   233,000 expiring 04/30/07 ..         US $         $  311,628      $ (8,031)
   874,000 expiring 04/30/07 ..         US $          1,168,938       (29,977)
   212,000 expiring 04/30/07 ..         US $            283,541        (7,294)
                                                     ----------      --------
                                                     $1,764,107      $(45,302)
                                                     ==========      ========

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

By: /s/ James W. Garrett
    ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 22, 2007